GENERAL (Acquisition of Lioli Ceramica Pvt Ltd) (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 05, 2020 USD ($)	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) Country
Business Acquisition [Line Items]
Number of countries in which entity sells products | Country				50
Lioli Ceramica Pvt Ltd [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	55.00%
Business Combination, Consideration Transferred	$ 13,574
Business Combination, Contingent Consideration, Liability	10,000
Business Combination, Consideration Transferred, Liabilities Incurred	$ 1,492		$ 1,780
Percentage of non-controlling interests	45.00%
Fair value of non-controlling interests	$ 7,269		$ 7,869	$ 7,903
Purchased additional shares | shares		9,870,000
Purchased additional share amount		$ 2,500
Lioli Ceramica Pvt Ltd [Member] | Lioli [Member]
Business Acquisition [Line Items]
Ownership interest, percentage		60.40%